SHARE-BASED COMPENSATION - Plan Non Vested Share Awards (Details) $ / shares in Units, ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 shares	Dec. 31, 2018 RUB (₽)
SARs and RSUs, Weighted average grant date fair value
Unamortized share-based compensation expense related to unvested share options and RSUs	$ 254.2			₽ 17,656
Weighted average period for recognition of unamortized share-based compensation expense	3 years 15 days
Options
Options, Quantity
Non-vested at the beginning of the period (in shares)	1,680,000
Granted (in shares)	1,334,000		0
Vested (in shares)	(627,500)
Non-vested at the end of the period (in shares)	2,386,500	1,680,000
Options, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares	$ 11.86
Granted (in dollars per share) | $ / shares	14.62
Vested (in dollars per share) | $ / shares	12.75
Non-vested at the end of the period (in dollars per share) | $ / shares	$ 13.17	$ 11.86
SARs
Options, Quantity
Granted (in shares)	0	0	0
SARs and RSUs, Quantity
Non-vested at the beginning of the period (in shares)	866
Forfeited (in shares)	(866)
Non-vested at the end of the period (in shares)		866
SARs and RSUs, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares	$ 12.45
Forfeited (in dollars per share) | $ / shares	$ 12.45
Non-vested at the end of the period (in dollars per share) | $ / shares		$ 12.45
RSUs
SARs and RSUs, Quantity
Non-vested at the beginning of the period (in shares)	8,836,337
Granted (in shares)	6,226,234
Vested (in shares)	(5,673,935)
Forfeited (in shares)	(773,049)
Cancelled (in shares)	(48,256)
Non-vested at the end of the period (in shares)	8,567,331	8,836,337
SARs and RSUs, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares	$ 24.57
Granted (in dollars per share) | $ / shares	34.61
Vested (in dollars per share) | $ / shares	29.01
Forfeited (in dollars per share) | $ / shares	27.13
Cancelled | $ / shares	27.01
Non-vested at the end of the period (in dollars per share) | $ / shares	$ 28.68	$ 24.57